Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Credit Risk
Schedule of information provided as percentages of total gross real estate assets and revenues

	Percentage of Gross		Percentage of
	Real Estate Assets		Total Revenues
			Year Ended
	December 31,		December 31,
Concentration	2025	2024	2025	2024
State:
Florida	68	68	64	65
Pennsylvania	15	16	16	16
Operator:
LCS	86	86	84	84
Sunrise	14	14	16	16